Capital Stock and Changes in Capital Accounts, detail (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Non vested restricted common stock, beginning balance	3,833,233	3,761,633	3,641,117
Granted	2,200,000	2,000,000	1,800,000
Vested	(3,610,221)	(1,928,400)	(1,679,484)
Non vested restricted common stock, ending balance	2,423,012	3,833,233	3,761,633
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Weighted Average Grant Date Fair Value, beginning balance	$ 3.63	$ 4.04	$ 4.30
Weighted Average Grant Date Fair Value, Granted	2.72	2.99	3.82
Weighted Average Grant Date Fair Value, Vested	3.52	3.75	4.38
Weighted Average Grant Date Fair Value, enging balance	$ 2.95	$ 3.63	$ 4.04